Subordinated liabilities - Redemption (Details) € in Millions, £ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
NatWest Group plc, 1,000 million 3.622% dated notes 2030
Subordinated liabilities
Notional amount of financial assets		£ 1,000
Interest rate		3.622%		3.622%	3.622%
Issue of subordinated liabilities			£ 996
NatWest Group plc, US$850 million 3.032% dated notes 2035
Subordinated liabilities
Notional amount of financial assets | $				$ 850.0
Interest rate		3.032%		3.032%	3.032%
Issue of subordinated liabilities			634
NatWest Group plc, 1000 million 2.105% dated notes 2031
Subordinated liabilities
Notional amount of financial assets | €					€ 1,000.0
Interest rate		2.105%		2.105%	2.105%
Issue of subordinated liabilities		£ 996
NatWest Group plc, 750 million 1.043% dated notes 2032
Subordinated liabilities
Notional amount of financial assets | €					€ 750.0
Interest rate		1.043%		1.043%	1.043%
Issue of subordinated liabilities		£ 638
NatWest Group plc
Subordinated liabilities
Redemption of subordinated liabilities		3,484	2,882
Issue of subordinated liabilities	$ 2,650.0	£ 1,634	1,630
NatWest Group plc, US$2,250 million 6.13% dated notes 2022 (partial redemption)
Subordinated liabilities
Notional amount of financial assets | $				$ 2,250.0
Interest rate		6.13%		6.13%	6.13%
Redemption of subordinated liabilities		£ 226	499
NatWest Group plc, US$1,000 million 6.10% dated notes 2023 (partial redemption)
Subordinated liabilities
Notional amount of financial assets | $				$ 1,000.0
Interest rate		6.10%		6.10%	6.10%
Redemption of subordinated liabilities		£ 57	358
NatWest Group plc, US$2,000 million 7.5% dated notes 2020
Subordinated liabilities
Notional amount of financial assets | $				$ 2,000.0
Interest rate		7.50%		7.50%	7.50%
Redemption of subordinated liabilities			1,528
NatWest Group plc, US$762 million 7.648% undated notes (partial redemption)
Subordinated liabilities
Notional amount of financial assets | $				$ 762.0
Interest rate		7.648%		7.648%	7.648%
Redemption of subordinated liabilities		£ 45	497
NatWest Group Plc, US$106 million floating rate undated notes (callable on any interest payment date)
Subordinated liabilities
Notional amount of financial assets | $				$ 106.0
Redemption of subordinated liabilities		£ 77
NatWest Group plc, US$2,650 million 8.625% dated notes 2021
Subordinated liabilities
Notional amount of financial assets | $				$ 2,650.0
Interest rate		8.625%		8.625%	8.625%
Redemption of subordinated liabilities		£ 1,914
NatWest Group plc, US$2,250 million 5.125% dated notes 2024
Subordinated liabilities
Notional amount of financial assets | $				$ 2,250.0
Interest rate		5.125%		5.125%	5.125%
Redemption of subordinated liabilities		£ 729
NatWest Group plc, US$2,000 million 6% dated notes 2023
Subordinated liabilities
Notional amount of financial assets | $				$ 2,000.0
Interest rate		6.00%		6.00%	6.00%
Redemption of subordinated liabilities		£ 436
NatWest Markets Plc US$125.6 million floating rate notes 2020
Subordinated liabilities
Notional amount of financial assets | $				$ 125.6
Redemption of subordinated liabilities			97
NatWest Markets Plc, 144.4 million floating rate dated notes 2023
Subordinated liabilities
Redemption of subordinated liabilities		20
145.6 million floating rate dated notes 2023 (partial redemption)
Subordinated liabilities
Notional amount of financial assets | €					€ 145.6
NatWest Markets Plc, 31 million 3.0883% notes (partial redemption)
Subordinated liabilities
Notional amount of financial assets		£ 31
Interest rate		7.38%		7.38%	7.38%
Redemption of subordinated liabilities		£ 29
NatWest Markets Plc, 19 million 5.63% notes (partial redemption)
Subordinated liabilities
Notional amount of financial assets		£ 19
Interest rate		5.63%		5.63%	5.63%
Redemption of subordinated liabilities		£ 20
NatWest Markets Plc
Subordinated liabilities
Redemption of subordinated liabilities		69	97
National Westminister Bank Plc, US$285 million floating rate notes (callable semi-annually).
Subordinated liabilities
Notional amount of financial assets | $				$ 285.0
Redemption of subordinated liabilities		300
National Westminister Bank Plc, 10 million floating rate notes (callable quarterly).
Subordinated liabilities
Notional amount of financial assets | €					€ 10.0
Redemption of subordinated liabilities		9
National Westminister Bank Plc, 178 million floating rate notes (callable quarterly).
Subordinated liabilities
Notional amount of financial assets | €					€ 178.0
Redemption of subordinated liabilities		152
National Westminister Bank Plc, US$193 million floating rate notes (callable semi-annually).
Subordinated liabilities
Notional amount of financial assets | $				193.0
Redemption of subordinated liabilities		138
National Westminister Bank Plc, US$229 million floating rate notes (callable semi-annually).
Subordinated liabilities
Notional amount of financial assets | $				$ 229.0
Redemption of subordinated liabilities		167
National Westminister Bank Plc, 300 million 6.5% subordinated notes 2021
Subordinated liabilities
Notional amount of financial assets		£ 300
Interest rate		6.50%		6.50%	6.50%
Redemption of subordinated liabilities		£ 201
National Westminister Bank Plc, 35 million 11.5% notes
Subordinated liabilities
Notional amount of financial assets		£ 35
Interest rate		11.50%		11.50%	11.50%
Redemption of subordinated liabilities		£ 3
National Westminister Bank Plc, 140 million 9% cumulative preference shares of 1
Subordinated liabilities
Notional amount of financial assets		£ 140
Interest rate		9.00%		9.00%	9.00%
Redemption of subordinated liabilities		£ 24
National Westminister Bank Plc
Subordinated liabilities
Redemption of subordinated liabilities		£ 994
NWM N.V. and subsidiaries, US$650 million 6.425% Undated notes 2043 (partial redemption)
Subordinated liabilities
Notional amount of financial assets | $				$ 650.0
Interest rate		6.425%		6.425%	6.425%
Redemption of subordinated liabilities		£ 73	187
NWM N.V. and subsidiaries, 15 million 6.00% notes 2020
Subordinated liabilities
Notional amount of financial assets | €					€ 15.0
Interest rate		6.00%		6.00%	6.00%
Redemption of subordinated liabilities			11
NWM S NV and subsidiaries
Subordinated liabilities
Redemption of subordinated liabilities		£ 73	£ 198